CERTNAS
File 1-33274

16004173

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC
JUN 30 2016
Washington, DC 20549

*Electronic Mail Only*

June 30, 2016

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on June 30, 2016 The Nasdaq Stock Market (the "Exchange") received from TRAVELCENTERS OF AMERICA LLC (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

8.00% Senior Notes due 2030
8.00% Senior Notes due 2029
8.25% Senior Notes due 2028
Common Shares, no par value

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery